Share-Based Compensation (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,940	$ 1,946	$ 1,673
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	271	184	153
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	485	406	333
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	87	42	0
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,097	$ 1,314	$ 1,187